SHARE-BASED COMPENSATION - Employee Equity Incentive Plan Narrative (Details) - USD ($) $ in Millions			1 Months Ended			12 Months Ended
	Aug. 15, 2024	Feb. 11, 2021	Dec. 31, 2023	Jan. 31, 2023	Mar. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED COMPENSATION
Share-based compensation expenses						$ 120.3	$ 370.0	$ 360.2
Award modification cost recognized immediately upon modification						5.4	$ 88.9	53.1
Accrued replacement cash payment for exchange of award, current						$ 0.4
RSUs
SHARE-BASED COMPENSATION
Granted (in shares)			1,300,000	2,700,000	3,300,000	9,079,326
Number outstanding (in shares)			7,025,015			9,466,614	7,025,015
Share-based compensation expenses						$ 96.6	$ 249.9	$ 261.0
Number of share based awards outstanding (in shares)			801,354			9,015,042	801,354
Number of RSUs were exchanged						200,000
Avride Group 2021 Equity Incentive Plan
SHARE-BASED COMPENSATION
Vesting period		6 years
Vesting percentage		17.00%
Granted (in shares)		2,132,749
Granted equity on diluted basis (as percentage)		6.30%
Avride Group 2021 Equity Incentive Plan | Vesting on last day of 12th full calendar month from grant date
SHARE-BASED COMPENSATION
Vesting period		1 year
Avride Group 2021 Equity Incentive Plan | Remaining vesting in last day of quarter every five years
SHARE-BASED COMPENSATION
Vesting period		5 years
Avride Group 2021 Equity Incentive Plan | RSUs
SHARE-BASED COMPENSATION
Number outstanding (in shares)			2,075,533			1,168,629	2,075,533
Number of share based awards outstanding (in shares)			241,037			45,042	241,037
Synthetic Options And Business Units Equity Awards
SHARE-BASED COMPENSATION
Deferred compensation share based arrangements liability, current			$ 117.6			$ 1.0	$ 117.6
Nebius Group N.V. Amended and Restated Equity Incentive Plan
SHARE-BASED COMPENSATION
Extension term	10 years
Trading days						20 days
Vesting period						4 years
Number of options granted (in shares)						0	0	0
Maximum term of awards granted under the plan						10 years
Nebius Group N.V. Amended and Restated Equity Incentive Plan | Vesting on last day of 12th full calendar month from grant date
SHARE-BASED COMPENSATION
Vesting percentage						0.25%
Nebius Group N.V. Amended and Restated Equity Incentive Plan | Vesting on last day of third full calendar month thereafter
SHARE-BASED COMPENSATION
Vesting percentage						0.0625%
Nebius Group N.V. Amended and Restated Equity Incentive Plan | Common Class A
SHARE-BASED COMPENSATION
Shares authorized	30,000,000